Investment Strategy - NYLI Global Equity R&D Leaders ETF	Jun. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	1.The “Principal Investment Strategies” section is revised as follows:
Strategy Narrative [Text Block]

a.In the first paragraph, the third sentence is deleted in its entirety and replaced with the following:

The Underlying Index seeks to provide exposure to innovative companies by investing in the equities of companies around the world whose research and development (“R&D”) spending indicates a commitment to innovation and a focus on long-term growth. R&D spending includes expenditures on R&D intended for the development of concepts or ideas for products or services by which the issuer can increase revenues.

b.In the second paragraph, the second and third sentences are deleted in their entirety and replaced with the following:

The Underlying Index uses a screening process to exclude companies in sectors where R&D investments have historically had less impact on the company’s performance, and to identify companies that have exhibited a strong commitment for long term growth by reinvesting in R&D. The Underlying Index then ranks companies based on an analysis of a company’s R&D spending to sales and return on invested capital. R&D spending to sales measures a company’s investment in R&D as a percentage of its total sales, and companies are ranked based on their score within their sector. Return on invested capital measures how efficiently a company deploys capital to generate profits. The 200 highest ranked companies are included for selection in the Underlying Index.

c.In the third paragraph, the first sentence is deleted in its entirety and replaced with the following:

Securities selected for inclusion in the Underlying Index are weighted based on their market capitalization ranking, subject to a maximum weight at the time of rebalance of the greater of (i) 5%, or (ii) the weight of a component’s issuer in the FTSE All World® Growth Index plus 2% (“Component Weight Cap”).

d.In the fourth paragraph, the first sentence is deleted in its entirety and replaced with the following:

Additionally, at the time of rebalance, the Underlying Index limits the maximum weight of all securities within each sector to the greater of (i) 20%, or (ii) the weight of the sector in the FTSE All World Growth Index plus 5% (“Sector Weight Cap”).